Restructuring Plans (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring Plan 2012 and Prior Years
Restructuring Plans
Summary of activity for restructurings

(in millions)

Accrued balance at December 31, 2009	$54
Payments and other adjustments	(54)

Accrued balance at December 31, 2010	—
2011 restructuring charges	160
Payments and other adjustments	(70)

Accrued balance at December 31, 2011	90
2012 restructuring charges	177
Payments and other adjustments	(74)

Accrued balance at December 31, 2012	$193

Restructuring Plan 2010
Restructuring Plans
Summary of activity for restructurings

(in millions)

2010 employee severance charge	$147
Payments and other adjustments	(35)

Accrued balance at December 31, 2010	112
Payments and other adjustments	(92)

Accrued balance at December 31, 2011	20
Payments and other adjustments	(20)

Accrued balance at December 31, 2012	$—